CASH AND CASH EQUIVALENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and banks	$ 9,760,886	$ 10,490,878	$ 14,391,437
Short-term investments	21,654,777	760,964	4,899,611
Cash and cash equivalents	$ 31,415,663	$ 11,251,842	$ 19,291,048	$ 43,809,033